Related Parties Transactions (Details) - USD ($)				1 Months Ended			3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Jul. 27, 2021	Jul. 01, 2020	May 08, 2020	Jun. 16, 2022	Jul. 19, 2017	Feb. 24, 2015	Sep. 30, 2023	Sep. 30, 2022	Jun. 30, 2023	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2023	Nov. 30, 2022	Dec. 01, 2021	Sep. 30, 2021	Sep. 07, 2021	Jul. 15, 2021
Related Parties Transactions (Details) [Line Items]
Loans bear interest rate				5.00%
Additional working capital percentage				6.40%
Conversion price, description										The Company may convert the Note at any time into shares of Rgene’s common stock at either (i) a fixed conversion price equal to $1.00 per share or (ii) 20% discount of the stock price of the then most recent offering, whichever is lower; the conversion price is subject to adjustment as set forth in the Note. The Note includes standard events of default, as well as a cross default provision pursuant to which a breach of the Service Agreement will trigger an event of default under the convertible note if not cured after 5 business days of written notice regarding the breach is provided.
Balance of outstanding loans										$ 500,000		$ 500,000	$ 33,520
Accrued interest										32,518		13,819	13,701
Other receivables							$ 624,373			624,373		757,343
Loan agreement amount												507,000
Outstanding balance amount										$ 315,947		188,753
Interest rate							6.50%			6.50%									2.00%
Accrued interest												0	$ 0
Due amount										$ 107,615		112,822
Interest expenses							$ 9,327	$ 0		24,400	$ 0
Outstanding principal and accrued interest							144,460			144,460		151,450
Interest expenses							5,015	5,208		15,082	15,922
Discount of stock price													12.00%
Related parties transactions, description				the Company entered into a one-year convertible loan agreement with Rgene, with a principal amount of $1,000,000 to Rgene which bears interest at 5% per annum for the use of working capital that, if fully converted, would result in ABVC owning an additional 6.4% of Rgene. The Company may convert the Note at any time into shares of Rgene’s common stock at either (i) a fixed conversion price equal to $1.00 per share or (ii) 20% discount of the stock price of the then most recent offering, whichever is lower; the conversion price is subject to adjustment as set forth in the Note. The Note includes standard events of default, as well as a cross-default provision pursuant to which a breach of the Service Agreement will trigger an event of default under the convertible note if not cured after 5 business days of written notice regarding the breach is provided.
Interest rate percentage															6.50%
Total loan amount							1,000,000			1,000,000
Maturity date					Jul. 18, 2019
Aggregated amount			$ 150,000
Advanced amount			$ 150,000
Outstanding principal and accrued interest												151,450	$ 168,131
Interest expenses							$ 1,218,624	$ 126,536		$ 1,390,039	159,507	$ 293,968	227,210
Minimum [Member]
Related Parties Transactions (Details) [Line Items]
Interest rate												12.00%
Ownership percentage												0.00%
Maximum [Member]
Related Parties Transactions (Details) [Line Items]
Interest rate												13.6224%
Ownership percentage												1.00%
Bear Interest Rate [Member]
Related Parties Transactions (Details) [Line Items]
Loan agreement, description										The advances bear interest rate of 12% per annum.
BioFirst (Australia) [Member]
Related Parties Transactions (Details) [Line Items]
Accrued interest										$ 681,185
R&D cost		$ 361,487
Interest rate percentage																6.50%	6.50%
Loan agreement amount																$ 250,000		$ 67,873
Repaid loan	$ 249,975
Research fee												$ 660,484
Accrued interest										141,596		92,171
Aggregate working capital												275,901	132,443
Jiangs [Member]
Related Parties Transactions (Details) [Line Items]
Interest expenses										$ 499	$ 0
Jiangs [Member] | Minimum [Member]
Related Parties Transactions (Details) [Line Items]
Loans bear interest rate							0.00%			0.00%
Jiangs [Member] | Maximum [Member]
Related Parties Transactions (Details) [Line Items]
Loans bear interest rate							1.00%			1.00%
Convertible Debt [Member]
Related Parties Transactions (Details) [Line Items]
Principal amount				$ 1,000,000
BioFirst [Member]
Related Parties Transactions (Details) [Line Items]
Maturity date																Nov. 30, 2022
Loan agreement, description										The advances bear interest 1% per month (or equivalent to 12% per annum).
Several Loan Agreements [Member] | AUSTRALIA
Related Parties Transactions (Details) [Line Items]
Loan agreement amount														$ 88,091
Outstanding balance amount									$ 25,500
Rgene [Member]
Related Parties Transactions (Details) [Line Items]
Due from rgene amounted												513,819
Related Party [Member]
Related Parties Transactions (Details) [Line Items]
Other receivables							$ 2,528			$ 2,528		0
Due amount													124,972
Interest expenses												21,378	22,779
Related Party [Member] | Rgene [Member]
Related Parties Transactions (Details) [Line Items]
Due from rgene amounted													49,110
Due from rgene amounted													1,889
BHK Co Development Agreement [Member]
Related Parties Transactions (Details) [Line Items]
Loan agreement, description										The development costs shall be shared 50/50 between BHK and the Company. Under the term of the agreement, BioLite issued relevant development cost to BHK.
Jiangs [Member]
Related Parties Transactions (Details) [Line Items]
Outstanding balance amount										$ 19,789		19,789
Outstanding advance												19,789	$ 18,750
Rgene [Member]
Related Parties Transactions (Details) [Line Items]
Accrued interest												13,819
Other receivables							624,373			624,373		615,118
Interest rate													1.00%
Due from rgene amounted							$ 535,046			$ 535,046		513,819
BioFirst (Australia) [Member]
Related Parties Transactions (Details) [Line Items]
Accrued interest												$ 1,028,556	$ 491,816
Due from rgene amounted		$ 361,487														$ 250,000
Interest rate percentage																	6.50%
Total loan amount																		$ 67,873
Maturity date												Nov. 30, 2022
Ownership percentage												6.50%
BHK Co Development Agreement [Member]
Related Parties Transactions (Details) [Line Items]
Loan agreement, description						The development costs shall be shared 50/50 between BHK and the Company. Under the term of the agreement, BioLite issued relevant development cost to BHK.
BioLite Japan [Member]
Related Parties Transactions (Details) [Line Items]
Interest rate percentage			0.00%
Outstanding advance												$ 0	150,000
BioFirst [Member]
Related Parties Transactions (Details) [Line Items]
Balance of outstanding loans												188,753	147,875
Accrued interest												$ 40,878	$ 40,878
Interest rate												1.00%
Discount of stock price												12.00%